Long Term Investments, Net - Schedule of Long Term Investments, Net (Parenthetical) (Detail) - USD ($)		1 Months Ended							12 Months Ended
	Jul. 31, 2018	Apr. 30, 2018	Mar. 23, 2018	Jul. 31, 2017	Feb. 28, 2017	Nov. 30, 2015	Apr. 30, 2015	Mar. 31, 2014	May 31, 2019	May 31, 2018	May 31, 2017	Dec. 31, 2018	Mar. 31, 2018	Feb. 28, 2018	Dec. 31, 2017	Apr. 30, 2017	Jul. 31, 2016	Jan. 31, 2016	Sep. 30, 2015	May 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Jul. 01, 2012	Mar. 05, 2012
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments									$ (2,289,000)	$ (379,000)	$ (3,289,000)
Long term investment									$ 404,704,000	433,333,000									$ 8,500,000
Investment ownership interest									20.00%
Unrealised Gain (loss) on Investments									$ 7,331,000	11,602,000	649,000
Gain On Sale Of Equity Investments									26,379,000	7,366,000	7,086,000
Impairment loss from long-term investments									5,919,000	980,000	2,338,000
New Oriental Education Industry Fund [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	33.00%
Total committed capital	$ 224,000,000
Committed to invest	$ 75,000,000
Equity securities gain (loss) on change in fair value									$ 1,395,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest									20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest									50.00%
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments									$ 0	0	0
Gain On Sale Of Equity Investments									3,283,000	2,821,000	0
Impairment loss from long-term investments									5,919,000	980,000	2,338,000
Third Party Companies [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest															$ 0.0686
Third Party Companies [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest															$ 0.50
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest						19.50%
Cash consideration						$ 11,437,000	$ 3,398,000
Unrealised Gain (loss) on Investments									$ 10,959,000	42,128,000	10,567,000
Percentage Of Equity Method Investment Diluted									12.30%
Gain On Sale Of Equity Investments									$ 23,096,000
Proceeds From Sale Of Equity Method Invstments									$ 33,156,000
Alo7.com [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment								$ 2,576,000													$ 10,000,000	$ 300,000	$ 1,000,000	$ 1,000,000
Investment ownership interest									14.30%
Unrealised Gain (loss) on Investments									$ 135,000	(2,975,000)	(8,678,000)
Noncontrolling interest, equity ownership percentage																								3.40%
Uhozz [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment													$ 9,000,000							$ 460,000
Investment ownership interest													15.18%							10.00%
Unrealised Gain (loss) on Investments									$ 3,524,000	5,726,000	4,838,000
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest									8.00%
Unrealised Gain (loss) on Investments										101,779,000	8,129,000
Loss Arising From Change In Fair Value Of Investments									$ (96,621,000)
Sunlands [Member] | Redeemable Preferred Shares [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																	$ 12,205,000
Investment ownership interest									9.80%								4.90%
Sunlands [Member] | Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest		$ 10,000,000
Long term investments, shares		34,783	529,426
Sunlands [Member] | Convertible Bond [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																		$ 12,310,000
Boxfish [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest		$ 15,000,000
Investment ownership interest		6.52%
Investments, Fair Value										0
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment								$ 13,500,000
Unrealised Gain (loss) on Investments										(7,040,000)	9,750,000
Equity ownership interest classified as available for sale								3.00%
Equity interest sold				1.00%
Gain On Sale Of Equity Investments										4,545,000
Loss Arising From Change In Fair Value Of Investments									$ (6,410,000)
Yuxueyuan [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment														$ 15,516,000
Investment ownership interest														10.00%
Unrealised Gain (loss) on Investments									$ (903,000)	0
Yuxueyuan [Member] | Series C Plus Preferred Share [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest														$ 9,316,000
Investment ownership | shares														11,073,049
Yuxueyuan [Member] | Series B1 Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest														$ 6,200,000
Investment ownership | shares														8,490,642
Lele Global [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment												$ 2,000,000
Equity ownership interest									7.80%
Lele Global [Member] | Series B One Redeemable Convertible Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Unrealised Gain (loss) on Investments									$ 94,000	52,000	605,000
Equity ownership interest																			8.50%
Convertible redeemable preferred shares acquired																			48,796,296
ROBOROBO [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment		$ 4,356,000
Investment ownership interest					18.00%
Unrealised Gain (loss) on Investments										$ (1,450,000)	423,000
Gain On Sale Of Equity Investments											$ 7,086,000
Equity securities gain (loss) on change in fair value									$ (1,605,000)
Shengtong [Member]
Schedule of Equity Method Investments [Line Items]
Business combination, consideration transferred, equity interests issued or issuable, percent					1.87%
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest																10.00%